Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Net components of basic and diluted earnings per share
Components of basic and diluted earnings per share and excluded anti-dilutive potential common shares are as follows:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands, except per share amounts)
Net income from continuing operations attributable to EZCORP, Inc.	$148,241	$123,717	$98,643
Loss from discontinued operations, net of tax	(4,533)	(1,558)	(1,349)
Net income attributable to EZCORP	143,708	122,159	97,294

Weighted average outstanding shares of common stock	50,877	49,917	49,033
Dilutive effect of stock options and restricted stock	256	452	543
Weighted average common stock and common stock equivalents	51,133	50,369	49,576

Basic earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations attributable to EZCORP, Inc.	$2.91	$2.48	$2.01
Discontinued operations	(0.09)	(0.03)	(0.03)
Basic earnings per share	$2.82	$2.45	$1.98

Diluted earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations attributable to EZCORP, Inc.	$2.90	$2.46	$1.99
Discontinued operations	(0.09)	(0.03)	(0.03)
Diluted earnings per share	$2.81	$2.43	$1.96

Potential common shares excluded from the calculation of diluted earnings per share	56	2	15